SECURED DEBENTURE	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
SECURED DEBENTURE

NOTE 12 – SECURED DEBENTURE

DPTI issued a convertible Debenture to the University (see Note 1) in exchange for the Patents assigned to the Company, in the amount of Canadian $1,500,000, or US$1,491,923 on December 16, 2010, the date of the Debenture. On April 24, 2017, DPTI issued a replacement secured term Debenture in the same CAD 1,500,000 amount as the original Debenture. The interest rate is the Bank of Canada Prime overnight rate plus 1% per annum. The Debenture had an initial required payment of CAD 42,000 (US$33,385) due on April 24, 2018 for reimbursement to the University of its research and development costs, and this has been paid. Interest-only maintenance payments are due annually starting after April 24, 2018. Payment of the principal begins on the earlier of (a) three years following two consecutive quarters of positive earnings before interest, taxes, depreciation and amortization, (b) six years from April 24, 2017, or (c) in the event DPTI fails to raise defined capital amounts or secure defined contract amounts by April 24 in the years 2018, 2019, and 2020. The Company has raised funds in excess of the amount required for 2020, 2019 and 2018. Beginning in 2023, The principal repayment amounts will be due quarterly over a six-year period in the amount of Canadian Dollars 62,500. Based on the exchange rate between the Canadian Dollar and the U.S. Dollar on December 31, 2018, the quarterly principal repayment amounts will be US$48,447. The Debenture is secured by the Patents assigned by the University to DPTI by an Assignment Agreement on December 16, 2010. DPTI has pledged the Patents, and granted a lien on them pursuant to an Escrow Agreement dated April 24, 2017, between DPTI and the University.

The Debenture was initially recorded at the $1,491,923 equivalent U.S. Dollar amount of Canadian 1,500,000 as of December 16, 2010, the date of the original Debenture. The liability is being adjusted quarterly based on the current exchange value of the Canadian dollar to the U.S. dollar at the end of each quarter. The adjustment is recorded as unrealized gain or loss in the change of the value of the two currencies during the quarter. The Debenture also includes a provision requiring DPTI to pay the University a 2% royalty on sales of any and all products or services which incorporate the Patents for a period of five years from April 24, 2018. To date, no royalties have been paid.

On February 1, 2024, our board of directors approved entering into the Amendment No. 01 to Convertible Debenture (Secured) Term Debenture with the University pursuant to which, effective January 17, 2024, section (c) of the recitals of the Convertible Debenture (Secured) Term Debenture effective April 24, 2017 was amended to the following:

“(c) the date that is seven (7) years from the Issue Date; or”

Section 3.1 of the Debenture is amended to the following:

3.1 Payback on the Principal Sum will commence over a four (4) year period upon the earlier of the following (each a “Payback Period”): (a) three (3) years following the Payor achieving positive earnings before interest, taxes, depreciation and amortization for two (2) consecutive quarters; or (b) the date that is seven (7) years from the Issue Date.

Section 3.2 of the Debenture is amended to the following:

“3.2 The Payor shall be required to pay the Payee, in quarterly installments over a four (4) year period commencing from the start of the Payback Period, the following:

(a) Ninety-Three Thousand Seven Hundred and Fifty Canadian Dollars ($93,750.00 CDN); and

(b) interest accrued on the Principal Sum on a declining balance; and

(c) all costs associated with protecting the Technology.”

For the nine months ended September 30, 2024, and 2023, the Company recorded interest expense of $12,008 and $28,275, respectively. As of September 30, 2024 and December 31, 2023, the debenture liability totaled $1,110,300 and $1,099,250, respectively.